Financial Assets at Fair Value through Other Comprehensive Income Noncurrent - Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 4,667	$ 142	$ 4,412
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	126		243
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	3,874		3,734
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 667		$ 435